SCHEDULE OF RESTRUCTURED AUGUST AND SENIOR NOTES PAYABLE AT FAIR VALUE (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Accounting Policies [Abstract]
Restructured notes payable fair value at beginning of year	$ 23,690,000
Fair value of Promissory Notes upon Restructuring Agreement		20,847,867
Reclass of accrued interest	907,634
Change in fair value	5,162,366	2,842,133
Restructured Notes Payable fair value at end of year	$ 29,760,000	$ 23,690,000